                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2031
-------------------------------------------------------------------------------

                               MFS SERIES TRUST V
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                   Date of reporting period: December 31, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) TOTAL RETURN FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                      SHARES                $ VALUE
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 59.2%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.7%
----------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.^*                                                                  95,700          $     6,256,866
----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                                    1,920,050              106,658,778
----------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                      592,900               32,230,044
----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.^                                                                  484,500               50,073,075
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   195,218,763
----------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                     663,660          $    10,804,385
----------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                  717,390          $    10,215,882
----------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Kellwood Co.^                                                                               100,000          $     3,450,000
----------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                140,000                5,964,000
----------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                  150,000                6,600,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    16,014,000
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                               60,000          $     2,898,000
----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                          364,600               14,793,306
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp.^*                                                             112,000                2,318,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    20,009,706
----------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 8.9%
----------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                        832,880          $    46,949,446
----------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                       181,500                3,570,105
----------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.^                                                                    100,000                3,997,000
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     4,207,308              197,701,403
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           3,754,093              180,872,201
----------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                          50,000                3,532,500
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                 200,000                7,402,000
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                  725,060               51,631,523
----------------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.^                                                               150,000                6,466,500
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               1,043,850               76,931,745
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                   3,708,162              144,655,400
----------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.^                                                                              35,000                3,774,400
----------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                1,180,380               33,274,912
----------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.^                                                                 90,000                4,698,000
----------------------------------------------------------------------------------------------------------------------------
NetBank, Inc.^                                                                              200,000                2,082,000
----------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.^                                                           125,000                2,571,250
----------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^                                                               200,000                3,060,000
----------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                             165,000                4,760,250
----------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.^                                                       1,742,880              100,111,027
----------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.^                                                                    200,000                4,510,000
----------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.^                                                                     1,195,540               88,326,495
----------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.^                                                                        200,000                6,428,000
----------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                909,194               28,475,956
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.^                                                                          258,000               16,034,700
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 1,021,816,813
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.2%
----------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                            835,600          $    22,653,116
----------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                               90,000                4,437,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    27,090,116
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.4%
----------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                 120,000          $     4,278,000
----------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                400,000                6,472,000
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                                              3,294,575              108,193,843
----------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                       150,000                2,472,000
----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.^                                                                            632,740               15,793,190
----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                    115,700                6,999,850
----------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.^                                                             110,000                2,901,800
----------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                                         1,081,200               14,488,080
----------------------------------------------------------------------------------------------------------------------------
News Corp., "A"^                                                                          1,276,200               23,813,892
----------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                          468,160                9,101,030
----------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                         3,990,940              145,230,307
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                           1,963,260               54,578,628
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   394,322,620
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.2%
----------------------------------------------------------------------------------------------------------------------------
A.G. Edwards, Inc.^                                                                          50,000          $     2,160,500
----------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                   513,200                7,297,704
----------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"^                                                             100,000                3,040,000
----------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                   311,370               21,686,921
----------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"^                                                200,000                3,878,000
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                   534,900               55,650,996
----------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.^                                                                  250,000                4,202,500
----------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                            80,000                5,860,800
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.^                                                             128,010               11,198,315
----------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.^                                                                   3,400,020              105,774,622
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 1,577,619               94,294,288
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                              855,620               47,504,022
----------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"^                                                        150,000                3,583,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   366,132,168
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                      1,672,460          $    45,156,420
----------------------------------------------------------------------------------------------------------------------------
Centerplate, Inc.                                                                           250,000                3,307,500
----------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                             250,000                4,570,000
----------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                               308,330               12,391,783
----------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc.*                                                                   75,000                2,223,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    67,648,703
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.3%
----------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                      134,200          $    11,013,794
----------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.^                                                                           798,290               39,523,338
----------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                             1,514,530               74,287,696
----------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                633,820               35,208,701
----------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                                       1,274,290               24,874,141
----------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.^                                                                       929,670               63,366,307
----------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                 180,790               19,136,414
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   267,410,391
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                     200,000          $     4,926,000
----------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                                                  1,047,490               32,535,039
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           2,819,150               75,299,497
----------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                             1,351,400               18,541,208
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   131,301,744
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                       200,000          $     4,906,000
----------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                 398,400               16,788,576
----------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.^                                                                        428,560                8,986,903
----------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        44,640                4,400,611
----------------------------------------------------------------------------------------------------------------------------
Xerox Corp.^*                                                                               719,400               12,236,994
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    47,319,084
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                       25,000          $     2,158,750
----------------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                              1,119,990               40,913,235
----------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.^                                                                           75,000                4,785,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    47,856,985
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.^                                                                      251,400          $    12,861,624
----------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                        806,750               53,092,218
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    65,953,842
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                     3,758,420          $    85,128,213
----------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                            1,461,890               27,308,105
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   112,436,318
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
----------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corp.^                                                                            38,900          $     1,164,666
----------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                 209,150               14,199,194
----------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                        349,360               24,490,136
----------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                      2,659,720               97,079,780
----------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"^                                                                         330,700               17,295,610
----------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                        100,000                3,598,000
----------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                     873,500               31,218,890
----------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                          60,000                3,997,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   193,043,476
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                        193,600          $     7,147,712
----------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                                                  45,630                1,611,195
----------------------------------------------------------------------------------------------------------------------------
Solectron Corp.^*                                                                           764,900                4,076,917
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    12,835,824
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                        1,853,200          $    72,126,544
----------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                506,000               28,872,360
----------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                        231,220               16,499,859
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.^*                                                                   75,000                4,428,750
----------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.^                                                                          50,000                3,083,000
----------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.^                                                                      240,000                4,910,400
----------------------------------------------------------------------------------------------------------------------------
Unocal Corp.^                                                                               727,360               31,451,046
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   161,371,959
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.8%
----------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                               1,977,401          $   115,480,218
----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                              553,600               48,069,088
----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         1,964,758              100,713,495
----------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                            468,190               51,425,990
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   315,688,791
----------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                 300,000          $     5,262,000
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                           6,031,940               22,076,900
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    27,338,900
----------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                1,665,965          $    37,167,679
----------------------------------------------------------------------------------------------------------------------------
Dean Foods Co.^*                                                                            100,000                3,295,000
----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                       1,205,990               59,949,763
----------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                              960,200               37,438,198
----------------------------------------------------------------------------------------------------------------------------
Kellogg Co.^                                                                                753,500               33,651,310
----------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                   41,937               10,932,099
----------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             1,032,300               53,886,060
----------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                            1,093,700               26,401,918
----------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.^*                                                                    150,000                4,438,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   267,160,527
----------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                            1,134,960          $    49,904,191
----------------------------------------------------------------------------------------------------------------------------
International Paper Co.^                                                                  1,272,640               53,450,880
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   103,355,071
----------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                             1,145,300          $    26,777,114
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                         599,200               13,625,808
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    40,402,922
----------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc.^*                                                                            260,000          $     3,153,800
----------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                  645,600               20,162,088
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    23,315,888
----------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0%
----------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.^                                                                                 50,000          $     4,078,500
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.0%
----------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.^                                                                                759,100          $    30,242,544
----------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                            1,682,600               87,024,072
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                                140,160               10,778,304
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                                           2,499,110               49,857,244
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                   1,143,025               79,223,063
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.^                                                                            1,775,100               71,909,301
----------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                               34,784                2,154,521
----------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc.^                                                                            125,000                5,218,750
----------------------------------------------------------------------------------------------------------------------------
Safeco Corp.^                                                                                80,000                4,179,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   340,586,999
----------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.^                                                                               620,260          $    12,020,639
----------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.^                                                                             1,357,260               26,452,997
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    38,473,636
----------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                           274,400          $    26,756,744
----------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                 314,940               23,431,536
----------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.##                                                                27,520                  802,337
----------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                  86,070                2,509,344
----------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                   60,000                5,560,800
----------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"^                                                               144,900               11,635,470
----------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                   255,600               16,787,808
----------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                  432,410               17,402,373
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   104,886,412
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                              980,030          $    32,291,988
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                             170,000                4,739,600
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                   404,100               16,147,836
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                  3,136,860               34,442,723
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    87,622,147
----------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.^                                                                 319,800          $    11,045,892
----------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                    303,800               10,800,090
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    21,845,982
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+                                                                          67,000          $     2,369,829
----------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                           60,000                2,122,235
----------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                          1,613,500               18,879,320
----------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR^                                                            777,200               22,546,572
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    45,917,956
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
----------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                         625,380          $    20,787,631
----------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.^                                                                              106,260                4,191,957
----------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                              751,100               17,110,058
----------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.*                                                                         100,000                2,800,000
----------------------------------------------------------------------------------------------------------------------------
Sempra Energy^                                                                              138,400                5,076,512
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    49,966,158
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.0%
----------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                             428,850          $    19,958,679
----------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                       702,990               37,827,892
----------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                      2,191,420               72,557,916
----------------------------------------------------------------------------------------------------------------------------
Noble Corp.^*                                                                             1,792,690               89,168,401
----------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.^*                                                                 150,000                3,081,000
----------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.^                                                                           83,000                5,556,850
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   228,150,738
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.3%
----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                       1,963,660          $    91,604,739
----------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                              94,900                5,385,575
----------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                        228,300                4,798,866
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         1,775,010              112,571,134
----------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                         4,029,840              129,519,058
----------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                 212,080               10,648,135
----------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                283,830                7,632,189
----------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                           129,210               14,820,231
----------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     2,650,330              112,877,555
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   489,857,482
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                 119,800          $     5,125,044
----------------------------------------------------------------------------------------------------------------------------
Media General, Inc., "A"^                                                                   100,000                6,481,000
----------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                         4,463,520               41,105,752
----------------------------------------------------------------------------------------------------------------------------
Tribune Co.^                                                                                491,590               20,715,603
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    73,427,399
----------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                          495,360          $    23,435,482
----------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                   110,000                4,408,800
----------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                         161,920               10,889,120
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    38,733,402
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.8%
----------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trust                                                             130,000          $     2,103,400
----------------------------------------------------------------------------------------------------------------------------
Annaly Mortgage Management, Inc.^                                                            96,800                1,899,216
----------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.^                                                                    120,000                7,760,400
----------------------------------------------------------------------------------------------------------------------------
Camden Property Trust^                                                                      100,000                5,100,000
----------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.^                                                           75,000                5,726,250
----------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.^                                                           60,300                1,101,078
----------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                         100,000                4,437,000
----------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.^                                                                 600,000                8,082,000
----------------------------------------------------------------------------------------------------------------------------
Equity Residential^                                                                         300,000               10,854,000
----------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.^                                                            110,000                3,977,600
----------------------------------------------------------------------------------------------------------------------------
HomeBanc Corp.^                                                                             538,280                5,210,550
----------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust^                                                                79,000                3,634,000
----------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                         200,000                3,460,000
----------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.^                                                                      100,000                5,540,000
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.^                                                                 100,000                6,467,000
----------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                       150,000                9,082,500
----------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.*                                                                       112,640                1,424,896
----------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.^                                                             197,500                4,104,050
----------------------------------------------------------------------------------------------------------------------------
U-Store-It Trust^                                                                           220,300                3,822,205
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    93,786,145
----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                            452,570          $    14,509,394
----------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                 125,000                4,907,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    19,416,894
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                                             729,130          $    42,267,666
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                       400,000               11,568,000
----------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                                               97,840                4,319,636
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    58,155,302
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                 3,259,710          $    68,845,075
----------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.^                                                                           523,190               22,361,141
----------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                                            140,000                4,393,200
----------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc.^*                                                                    150,000                3,862,500
----------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                            1,481,850               37,238,891
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   136,700,807
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                              200,000          $     2,726,000
----------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                          4,148,430               65,005,898
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                       11,013,790               29,816,521
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                   2,829,249               77,464,838
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   175,013,257
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.7%
----------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.^*                                                            1,000,000          $     2,680,000
----------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                        529,900               10,227,070
----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                                                  18,113,500               63,216,115
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    76,123,185
----------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.6%
----------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                           100,000          $     3,547,000
----------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"^*                                                                            300,000                4,644,000
----------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                  1,007,148               25,954,204
----------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                             8,088,670              201,003,450
----------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                 371,300               10,747,792
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                              4,198,254              170,071,270
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   415,967,716
----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                        1,602,060          $    97,885,866
----------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0%
----------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                    76,300          $     3,822,630
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                            9,640,235          $    37,982,526
----------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                               567,850               23,639,595
----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                   804,375               54,488,362
----------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.^                                                                          124,619                3,156,599
----------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                           339,680                9,062,662
----------------------------------------------------------------------------------------------------------------------------
Entergy Corp.^                                                                              690,980               46,703,338
----------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                549,060               24,197,074
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                           108,440                4,284,464
----------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                                             77,100                5,763,225
----------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                   681,120               36,290,074
----------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                        87,000                4,503,990
----------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                  217,000               14,009,520
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   264,081,429
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,417,547,724)                                                               $ 6,810,564,920
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                  $ VALUE
----------------------------------------------------------------------------------------------------------------------------
Bonds - 35.4%
----------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                       $ 5,513,000          $     7,015,888
----------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034##                                                          4,774,000                4,838,530
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    11,854,418
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.5%
----------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                $ 9,873,000          $    11,065,649
----------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                         22,280,000               24,964,317
----------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                      12,400,000               15,875,832
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    51,905,798
----------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                $ 7,379,787          $     7,168,019
----------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                        $15,436,000          $    16,134,417
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.8%
----------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                   $11,932,000          $    11,825,431
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                             4,660,279                4,863,888
----------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                                               2,201,871                2,200,495
----------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                   982,450                  971,551
----------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                     4,350,000                4,541,042
----------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                          5,500,000                5,902,326
----------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                              17,762,000               17,935,636
----------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                  2,648,790                2,849,818
----------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                  10,029,000               10,838,996
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                         17,900,000               18,623,887
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                          3,692,000                4,062,417
----------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                  11,422,857               12,148,809
----------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                 3,175,184                3,359,408
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                 15,000,000               16,127,045
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                        2,996,509                3,188,690
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                        7,538,501                8,021,367
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                      4,989,128                5,067,272
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                               4,018,000                4,290,768
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                           20,000,000               22,033,214
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                       7,885,364                8,369,158
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.7787%, 2030##^^                                       336,790,083                7,716,972
----------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                             15,075,626               16,118,087
----------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                        3,067,382                3,355,528
----------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7%, 2028                                                  953,962                  952,198
----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                     5,344,368                5,330,055
----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                  5,243,000                5,308,872
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   206,002,930
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8%, 2010                                           $ 9,193,000          $    10,625,315
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                                           8,865,000                9,615,112
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                              12,544,000               12,615,977
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                                         4,460,000                4,637,718
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                       9,249,000               10,190,178
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                                       6,405,000                6,902,995
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                              8,874,000                9,290,741
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                          3,984,000                4,086,158
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                        5,109,000                5,293,348
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    73,257,542
----------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.389% to 2049                          $ 9,960,000          $    13,881,660
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                        25,548,000               29,594,241
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                                          4,948,000                5,564,501
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                                              21,294,000               21,396,722
----------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.464% to 2049##                                 5,386,000                5,772,489
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                     3,928,000                3,953,768
----------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                               5,886,000                6,182,649
----------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 5.846% to 2049##                                     2,712,000                3,055,421
----------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                  9,579,000                9,669,387
----------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.1125% to 2049                                     8,870,000                9,367,297
----------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.34263% to 2049##                                16,307,000               17,887,116
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.52% to 2049##                      11,444,000               14,058,313
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                               2,800,000                2,869,731
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                           20,780,000               23,108,690
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   166,361,985
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                  $ 9,350,000          $     8,944,360
----------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                            23,129,000               26,749,752
----------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                            3,471,000                4,553,612
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    40,247,724
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                    $13,443,000          $    13,775,042
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.5%, 2012                                       11,680,000               12,999,630
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                    13,532,000               14,344,177
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75%, 2005                                               6,149,000                6,156,908
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                               8,368,000                9,283,124
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                    4,469,000                4,623,283
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                   8,407,000                9,429,611
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    70,611,775
----------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                    $ 8,021,000          $     9,142,769
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                           $ 7,310,000          $     7,784,002
----------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                            $ 7,519,000          $     8,355,376
----------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                             $11,036,000          $    11,610,589
----------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                3,215,000                3,431,106
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    15,041,695
----------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                               $ 5,963,000          $     6,411,000
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0%
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                        $ 1,533,000          $     1,783,646
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.3%
----------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                           $ 6,850,000          $     6,621,046
----------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                      12,538,000               13,465,812
----------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                       3,155,000                3,702,393
----------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                           2,493,000                2,875,676
----------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                         4,416,000                4,769,280
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    31,434,207
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                              $ 4,785,000          $     5,419,285
----------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                 5,236,000                5,563,093
----------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                             4,200,000                4,644,511
----------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                5,040,000                5,265,348
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    20,892,237
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0%
----------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                          $ 3,410,000          $     3,804,199
----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                              $ 3,800,000          $     4,440,418
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                              3,127,000                3,258,068
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                             5,226,000                5,820,039
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    13,518,525
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.4%
----------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 5.764% to 2049##                             $ 7,327,000          $     8,472,620
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                               12,300,000               12,511,843
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                               3,073,000                3,442,743
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                                               3,572,000                3,953,997
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                               2,976,000                3,483,259
----------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                       8,896,000                8,891,694
----------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                   8,755,000                9,056,461
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    49,812,617
----------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013##                                          $14,906,000          $    15,172,713
----------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                            6,335,000                6,954,341
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    22,127,054
----------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                          $ 4,765,000          $     5,208,774
----------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                             9,061,000               10,210,225
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    15,418,999
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.5%
----------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                    $ 9,589,000          $    10,163,563
----------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                                        10,863,000               11,086,941
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                 8,745,000                9,536,702
----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                                                   10,563,000               10,209,266
----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                    4,071,000                4,090,508
----------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                    7,538,000                8,158,031
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    53,245,011
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                  $ 6,030,000          $     6,137,069
----------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                1,490,000                1,525,614
----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                           3,800,000                3,903,056
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    11,565,739
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                $16,520,000          $    18,418,462
----------------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 4.25%, 2005                                             19,905,000               19,998,394
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    38,416,856
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005                                                         $14,395,000          $    14,538,979
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                  $ 1,950,000          $     2,229,016
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                    7,564,000                7,964,173
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    10,193,189
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 12.8%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                $16,001,000          $    16,879,119
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                   1,715,185                1,867,988
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                                                  1,221,040                1,235,006
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                   1,076,123                1,038,356
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                  4,249,149                4,107,895
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                   2,666,916                2,666,196
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                  9,669,945                9,616,830
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                  5,712,044                5,804,864
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                             224,430,271              233,157,177
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                           440,270,241              448,870,602
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                                              69,443,522               70,590,230
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                   86,175,436               86,095,148
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                            91,250,968               95,788,464
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                             3,287,307                3,522,921
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2015 - 2034                                                           31,492,332               33,054,207
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2034                                                            111,196,672              111,793,163
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019                                                                  19,341,404               19,322,859
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                                          106,681,486              108,597,392
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2019 - 2034                                                             59,690,872               61,796,983
----------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                                               707,780                  761,328
----------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                                            15,032,230               15,835,377
----------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                                                              57,139,505               59,230,976
----------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2032 - 2034                                                            74,846,043               76,538,048
----------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034                                                                      5,733,250                5,740,301
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 1,473,911,430
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                        $ 4,465,000          $     5,307,054
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                             8,006,000                8,938,139
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                             4,181,000                5,045,944
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    19,291,137
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                                      $ 6,688,000          $     6,950,992
----------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
----------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                      $ 5,296,000          $     5,973,343
----------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                      7,332,000                8,404,327
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    14,377,670
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                 $ 5,143,000          $     6,100,863
----------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                       $ 2,772,000          $     3,048,878
----------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.375%, 2014                                                         2,682,000                2,778,233
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     5,827,111
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                       $ 2,006,000          $     1,956,183
----------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                             10,663,000               11,687,864
----------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                        6,488,000                6,843,516
----------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                              1,750,000                1,888,777
----------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                       15,542,000               16,136,155
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    38,512,495
----------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                                                     $28,540,000          $    32,047,309
----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                                                 $ 9,469,000          $    10,691,098
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                               $ 3,877,000          $     4,055,881
----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                        6,121,000                6,701,191
----------------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375%, 2006                                                  625,000                  647,378
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    11,404,450
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.7%
----------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                            $ 8,131,000          $     8,859,903
----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                  8,054,000               10,634,969
----------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.5%, 2011                                                           4,502,000                5,370,449
----------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                     7,734,000                8,130,135
----------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                      7,034,000                7,099,374
----------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                       8,315,000                8,404,262
----------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                        4,546,000                4,444,420
----------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                      5,862,000                6,079,322
----------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                     19,974,000               22,420,376
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    81,443,210
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.9%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                                  $18,570,000          $    18,406,064
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                 124,940,000              130,179,484
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                          56,085,000               62,974,363
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                      8,500,000                9,351,674
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.125%, 2014                                                                 17,149,000               16,620,948
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                                                 13,963,000               13,973,486
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                                     19,285,000               19,216,654
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.75%, 2006                                                                 54,102,000               53,673,999
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                                                 9,598,000                9,530,660
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                83,650,000               86,019,135
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                    57,261                   61,381
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                2,571,033                2,522,775
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                6,262,269                6,270,354
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                               10,072,842               10,304,521
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                6,017,648                6,262,452
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                8,564,000                8,662,268
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   454,030,218
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 7.0%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                        $159,300,000         $   186,499,201
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                        43,154,000               46,663,629
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005                                                         117,900,000              120,018,290
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                                         75,000,000               76,160,175
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                         9,757,000               10,273,438
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                            96,977,000              102,818,313
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                        22,825,000               23,458,919
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008 - 2014                                                 114,570,000              119,814,972
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2009                                                         5,920,000                5,720,431
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2009                                                             4,274,000                4,355,304
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                         33,105,812               38,401,450
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                            52,266,968               58,324,605
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                        18,343,000               18,097,956
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   810,606,683
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.1%
----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                             $ 6,952,000          $     7,872,090
----------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                              5,546,000                6,768,000
----------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                   13,327,000               15,042,638
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                            7,567,000                8,221,318
----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                               5,589,000                5,474,716
----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                             2,667,000                2,826,063
----------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                    12,485,000               14,001,640
----------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                  14,960,000               15,843,747
----------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                          2,573,394                2,694,472
----------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                    11,145,000               12,711,006
----------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                               3,855,000                4,343,964
----------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                              5,075,000                6,738,478
----------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                    6,990,000                6,965,507
----------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                             5,975,000                5,979,900
----------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                  5,592,000                6,245,431
----------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                            7,146,063                7,906,547
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   129,635,517
----------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $3,988,316,949)                                                                $ 4,071,860,891
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES                  $ VALUE
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.2%
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%^                                                      100,000          $     5,279,000
----------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 6.25%                                                           31,000          $     1,749,640
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 5.5%                                                                         300,000                7,950,000
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.375%                                                                               97               10,221,375
----------------------------------------------------------------------------------------------------------------------------
New York Community Capital Trust V, 6%^                                                      25,000                1,419,650
----------------------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust IV, 4.375%^                                                         200,000                9,775,000
----------------------------------------------------------------------------------------------------------------------------
State Street Corp., 6.75%                                                                    20,000                4,480,000
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.375%                                                             100,000                5,575,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    41,170,665
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25%                                                        95,000          $     2,565,000
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
----------------------------------------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25%^                                                             80,400          $     3,768,750
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 4.75%                                                                 150,000          $     6,075,000
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0%
----------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%##                                                                        1,740          $     1,913,201
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 7%^                                                                            408,200          $    12,123,000
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 6%^                                                225,000               14,575,500
----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.5%                                                     300,000                6,909,000
----------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.5%                                                                       172,000                4,377,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    37,984,900
----------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 7%                                                              200,000          $    11,292,000
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0%
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 5.5%##                                                  3,000          $     2,932,500
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0%
----------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 8.5%                                                                          50,800          $     1,580,896
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0%
----------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 9%                                                                            24,800          $       784,672
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Schering - Plough Corp., 6%                                                                 100,000          $     5,610,000
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Tribune Co., 2%                                                                              50,000          $     4,543,750
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
----------------------------------------------------------------------------------------------------------------------------
Annaly Mortgage Managment, Inc., 7.875%^                                                    163,600          $     4,090,000
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0%
----------------------------------------------------------------------------------------------------------------------------
Toys  "R"  Us, Inc., 6.25%                                                                   60,000          $     3,180,000
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0%
----------------------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 8%                                                                80,000          $     2,148,000
----------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $123,515,014)                      $134,918,334
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                  $ VALUE
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 1.5%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0%
----------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 3%, 2024##                                                   $ 1,000,000          $     1,106,250
----------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0%
----------------------------------------------------------------------------------------------------------------------------
Kellwood Co., 3.5%, 2034##                                                              $ 3,000,000          $     3,011,250
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0%
----------------------------------------------------------------------------------------------------------------------------
SPX Corp., 0%, 2021                                                                     $ 3,000,000          $     1,905,000
----------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
GATX Corp., 7.5%, 2007                                                                  $ 2,000,000          $     2,335,000
----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 4.75%, 2009                                                 1,500,000                1,558,125
----------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp., 2.75%, 2016                                                    3,000,000                3,600,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     7,493,125
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25%, 2023                                                              $ 5,000,000          $     5,300,000
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp., 1.875%, 2011##                                              $ 2,300,000          $     2,078,625
----------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                                                2,000,000                2,047,500
----------------------------------------------------------------------------------------------------------------------------
Interpublic Group Cos., Inc., 4.5%, 2023                                                  2,970,000                3,890,700
----------------------------------------------------------------------------------------------------------------------------
LIN TV Corp., 2.5%, 2033##                                                                2,000,000                1,855,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     9,871,825
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0%
----------------------------------------------------------------------------------------------------------------------------
Grey Global Group, Inc., 5%, 2033##                                                     $ 2,000,000          $     2,595,000
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc., 5%, 2007##                                     $ 2,000,000          $     2,582,500
----------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc., 5%, 2007                                         1,000,000                1,291,250
----------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp., 0.25%, 2013##                                                     2,000,000                1,962,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     5,836,250
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0%
----------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.5%, 2024##                                                        $ 1,000,000          $     1,051,250
----------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.75%, 2024##                                                         1,000,000                1,055,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     2,106,250
----------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0%
----------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 3.125%, 2023                                             $ 3,000,000          $     5,040,000
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0%
----------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp., 3%, 2033##                                                            $ 3,500,000          $     3,605,000
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.5%, 2009                                                         $ 2,000,000          $     2,115,000
----------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc., 3%, 2021                                                      8,200,000                8,271,750
----------------------------------------------------------------------------------------------------------------------------
ASM International N.V., 5%, 2005##                                                        2,000,000                2,212,500
----------------------------------------------------------------------------------------------------------------------------
Atmel Corp., 0%, 2021                                                                     7,000,000                3,202,500
----------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 5%, 2008                                                   1,500,000                1,513,125
----------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2006                                                                 1,496,000                1,479,170
----------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2010                                                                 3,000,000                2,816,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    21,610,295
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0%
----------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.25%, 2010                                                           $ 2,000,000          $     2,117,500
----------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375%, 2023##                                                     $ 8,500,000          $    10,168,125
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375%, 2023                                                         8,000,000                9,570,000
----------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 0%, 2021                                                    5,000,000                4,312,500
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 3.5%, 2023                                     2,830,000                3,509,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    27,559,825
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp., 5%, 2022                                                           $ 3,000,000          $     3,198,750
----------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc., 2.5%, 2021                                                               2,000,000                2,207,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     5,406,250
----------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0%
----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 2.5%, 2007                                                $ 2,000,000          $     2,825,000
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 4.25%, 2008                                             $ 5,000,000          $     5,193,750
----------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc., 5.25%, 2009                                                  1,900,000                2,581,625
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     7,775,375
----------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0%
----------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.5%, 2024                                                            $ 3,000,000          $     2,812,500
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 3.125%, 2023                                                           $ 3,000,000          $     3,690,000
----------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25%, 2033                                                    3,000,000                3,251,250
----------------------------------------------------------------------------------------------------------------------------
Transocean, Inc., 1.5%, 2021                                                              2,000,000                1,982,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     8,923,750
----------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0%
----------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 0.5%, 2034                                                             $ 2,760,000          $     2,421,900
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.5%, 2032                                                $ 4,000,000          $     5,260,000
----------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75%, 2023                                                 4,000,000                4,120,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     9,380,000
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp., 3.25%, 2024##                                                      $ 5,800,000          $     6,670,000
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0%
----------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc., 4.75%, 2012##                                                   $ 2,000,000          $     2,367,500
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0%
----------------------------------------------------------------------------------------------------------------------------
McDATA Corp., 2.25%, 2010                                                               $ 2,000,000          $     1,872,500
----------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 3%, 2012                                                          $ 2,800,000          $     3,160,500
----------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 4.75%, 2032                                                             5,000,000                5,587,500
----------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 2.875%, 2010                                                2,000,000                1,425,000
----------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 5.25%, 2011##                                               4,000,000                4,035,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    14,208,000
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 4.75%, 2023##                                                            $ 6,000,000          $     5,220,000
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 6%, 2014                                                                   3,690,000                4,317,300
----------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875%, 2024                                                            1,200,000                1,203,000
----------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 5%, 2010##                                                       1,190,000                1,954,575
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    12,694,875
----------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $161,752,998)                                                      $   176,515,220
----------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.2%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.34%, dated 12/31/04, due 1/03/05, total to be received $2,585,034 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost                                 $ 2,584,530          $     2,584,530
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES                  $ VALUE
----------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value               481,274,000              481,274,000
----------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                                       $   483,858,530
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                  $ VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05, total to be received
$32,627,954 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                        $32,622,000          $    32,622,000
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.8%
----------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 1.5%, due 1/03/05                                        $59,399,000          $    59,394,050
----------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.26%, due 1/05/05                                        70,000,000               69,982,422
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.09%, due 1/26/05                                   1,593,000                1,590,688
----------------------------------------------------------------------------------------------------------------------------
E.I. Dupont de Nemours & Co., 2.13%, due 1/03/05                                         33,000,000               32,996,095
----------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Corp., 2.22%, due 1/05/05                                         41,299,000               41,288,813
----------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 2.06%, due 1/18/05                                              2,063,000                2,060,993
----------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                                                    $   207,313,061
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.16%, due 1/18/05                                                          $16,250,000          $    16,233,425
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.26%, due 1/26/05                                                           15,000,000               14,976,458
----------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost                                                  $    31,209,883
----------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $10,446,136,160)                                                        $11,948,862,839
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.9)%                                                                         (443,971,411)
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $11,504,891,428
----------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ## SEC Rule 144A restriction.
  + Restricted security.
 ^^ Interest only security.
ADR = American Depository Receipts
  ~ As of December 31, 2004, the fund had 2 securities representing $3,172,166 and 0.03% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TOTAL RETURN FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $10,578,851,917
                                                                ===============
Gross unrealized appreciation                                   $ 1,456,410,050
Gross unrealized depreciation                                       (86,399,128)
                                                                ---------------
Net unrealized appreciation (depreciation)                      $ 1,370,010,922
                                                                ===============

(2) Restricted Securities

At December 31, 2004, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.02% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                         DATE OF          SHARE
DESCRIPTION            ACQUISITION        AMOUNT          COST          VALUE
-------------------------------------------------------------------------------
Aber Diamond Corp.      12/7/2004         67,000       $2,331,664    $2,369,829



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) RESEARCH FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.8%
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                1,078,040          $   15,351,662
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                  767,720          $   33,779,680
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                                      787,630          $   47,848,523
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.5%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                        784,550          $   44,225,084
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     1,385,980              65,127,200
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           1,767,156              85,141,576
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                 734,580              54,138,546
---------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                         569,910              28,484,102
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                          536,860              30,837,238
---------------------------------------------------------------------------------------------------------------------------
SLM Corp.^                                                                                  361,130              19,280,731
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  327,234,477
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.4%
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                              548,210          $   31,834,555
---------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                      647,890              29,854,771
---------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                          1,030,800              27,944,988
---------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                              314,140              15,487,102
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  105,121,416
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                        493,860          $   14,455,282
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                           593,960              21,614,204
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                             362,600              10,080,280
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   46,149,766
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 7.4%
---------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                 1,307,600          $   18,594,072
---------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                  1,129,450              78,666,193
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                   672,250              69,940,890
---------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                           594,429              43,547,869
---------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                      613,100              19,073,541
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  229,822,565
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                      1,171,490          $   31,630,230
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                        700,420              48,223,917
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   79,854,147
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.2%
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                              1,181,440          $   65,628,992
---------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                                       3,309,300              64,597,536
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  130,226,528
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.1%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                              1,674,230          $   43,948,538
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                607,300              15,388,982
---------------------------------------------------------------------------------------------------------------------------
FileNet Corp.^*                                                                             569,100              14,660,016
---------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                  495,240              22,558,182
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                             4,477,510              61,431,437
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  157,987,155
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                               1,429,100          $   60,222,274
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                              1,232,540          $   45,024,686
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                    487,600          $   19,504,000
---------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                       610,600              31,238,296
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                        681,470              37,535,368
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   88,277,664
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                     2,939,000          $   66,568,350
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corp.^                                                                           175,150          $    5,243,991
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   1,308,420              46,762,931
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   52,006,922
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                        833,280          $   30,764,698
---------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                          876,290              18,331,987
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                             433,610              15,380,147
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                               501,310              14,863,842
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   79,340,674
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.9%
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                              527,470          $   45,800,220
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                            691,010              75,900,538
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  121,700,758
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                   332,440          $   14,983,071
---------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                 436,270               7,652,176
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   22,635,247
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.8%
---------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                           1,611,200          $   12,243,590
---------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                         305,540              15,188,393
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                  104,113              27,140,081
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             1,189,810              62,108,082
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  116,680,146
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                              756,500          $   33,263,305
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                             697,450          $   40,194,044
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                               752,650          $   37,007,801
---------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                              1,061,050              55,100,327
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   92,108,128
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.3%
---------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                          471,790          $   30,982,449
---------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                               981,620              39,765,426
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   70,747,875
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.0%
---------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                 105,430          $   12,259,400
---------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                             1,306,610              49,233,065
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   61,492,465
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                      483,490          $   29,821,663
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                  729,080          $   29,341,879
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                              467,380          $   15,400,171
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                   781,990              31,248,320
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                   1,428,290              15,682,624
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   62,331,115
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                          553,200          $   11,462,304
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.7%
---------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                         233,320          $    7,755,557
---------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                               381,780              14,003,690
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   21,759,247
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                       1,541,838          $   51,050,256
---------------------------------------------------------------------------------------------------------------------------
Halliburton Co.^                                                                            773,470              30,350,963
---------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                927,470              46,132,358
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  127,533,577
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                1,294,000          $   19,241,780
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.4%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                         498,440          $   23,252,226
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                             553,540              31,413,395
---------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                      1,504,742              31,629,677
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           366,000              23,211,720
---------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                           495,380              17,392,792
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     1,684,200              71,730,078
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  198,629,888
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                 864,000          $   36,961,920
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                   513,960          $   16,688,281
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                     1,391,950          $   40,255,194
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                 1,459,330          $   30,821,050
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                   1,059,491          $   29,008,864
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                      3,115,840          $   60,135,712
---------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                      290,690               9,153,828
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   69,289,540
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.0%
---------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                           393,050          $   13,941,484
---------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                         262,090              15,175,011
---------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                              2,023,539              50,284,944
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                362,020              14,665,430
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   94,066,869
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                          589,330          $   36,008,063
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
---------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                   442,600          $   22,174,260
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                546,480          $   24,083,374
---------------------------------------------------------------------------------------------------------------------------
PG&E Corp.*                                                                                 337,700              11,238,656
---------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                    81,150               4,323,665
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   39,645,695
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,558,707,348)                                                               $3,038,679,646
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.7%
---------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.26%, due 1/05/05, at Amortized Cost >                  $23,000,000          $   22,994,224
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.1%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value               220,390,703          $  220,390,703
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., 2.23%, dated 12/31/04, due 1/03/05, total to be received
$52,765,804 (secured by various U.S Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                        $52,756,000          $   52,756,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,854,848,275)                                                          $3,334,820,573
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (7.3)%                                                                        (227,336,767)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $3,107,483,806
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
> The rate shown represents an annualized yield at time of purchase.
  ADR = American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $2,879,103,007
                                                                 ==============
Gross unrealized appreciation                                    $  475,880,454
Gross unrealized depreciation                                       (20,162,888)
                                                                 --------------
Net unrealized appreciation (depreciation)                       $  455,717,566
                                                                 ==============



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/2004

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Investment Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2004

ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.6%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                                  300,000          $    7,112,502
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 3.5%
---------------------------------------------------------------------------------------------------------------------------
British Airways PLC*                                                                      1,900,000          $    8,557,624
---------------------------------------------------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                                                               4,600,000               8,699,344
---------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                 2,508,800               9,027,712
---------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd.                                                                   1,200,000               8,378,246
---------------------------------------------------------------------------------------------------------------------------
Societa Iniziative Autostradali e Servizi S.p.A                                             570,700               8,062,525
---------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                7,500,000               9,357,154
---------------------------------------------------------------------------------------------------------------------------
TPG N.V                                                                                     900,000              24,356,613
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   76,439,218
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Pernod Ricard                                                                                85,000          $   12,975,429
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                          810,000          $    6,225,312
---------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                                         1,117,000               6,064,568
---------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                    1,700,000               7,939,674
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   20,229,554
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Aisin Seiki Co. Ltd.                                                                        500,000          $   12,624,666
---------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                               243,500              11,627,973
---------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                                              160,000              10,227,014
---------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                              100,000               6,329,577
---------------------------------------------------------------------------------------------------------------------------
Musashi Seimitsu Industry Co. Ltd.                                                          210,000               5,067,380
---------------------------------------------------------------------------------------------------------------------------
Nissin Kogyo Co. Ltd.                                                                        77,800               2,399,669
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   48,276,279
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 14.0%
---------------------------------------------------------------------------------------------------------------------------
Aareal Bank AG                                                                              214,100          $    7,070,160
---------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                128,400               9,532,396
---------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                  75,000               8,224,276
---------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                    1,450,000              29,990,654
---------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                2,307,682              55,732,202
---------------------------------------------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                                                   70,000               6,305,196
---------------------------------------------------------------------------------------------------------------------------
Bank Colombia S.A. ADR^                                                                     742,100              10,478,452
---------------------------------------------------------------------------------------------------------------------------
Bayerische Hypo- und Vereinsbank AG*                                                        750,000              16,965,108
---------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                           2,708,000              18,048,942
---------------------------------------------------------------------------------------------------------------------------
Credito Emiliano S.p.A                                                                    1,147,800              11,364,818
---------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                     597,000               5,886,636
---------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                              436,000               7,293,439
---------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                              212,400              11,306,442
---------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                     11,043,000              20,318,644
---------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                      900,000              15,941,965
---------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                  507,600               9,488,107
---------------------------------------------------------------------------------------------------------------------------
JACCS Co. Ltd.                                                                            1,309,000               7,845,721
---------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                          278,600              16,994,600
---------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                              656,920               6,047,144
---------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                              439,830              29,657,231
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  304,492,133
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Actelion Ltd.*                                                                               93,800          $    9,599,860
---------------------------------------------------------------------------------------------------------------------------
CSL Ltd.                                                                                    402,152               9,192,157
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   18,792,017
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 8.3%
---------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.*                                                                471,300          $   33,929,668
---------------------------------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., "A"^*                                              749,150              29,203,365
---------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A.*                                                                 550,000              11,308,718
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                    484,900              29,336,450
---------------------------------------------------------------------------------------------------------------------------
JCDecaux S.A.*                                                                              285,000               8,291,976
---------------------------------------------------------------------------------------------------------------------------
Maiden Group PLC                                                                          1,000,000               4,360,267
---------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A                                                                              759,400               9,596,904
---------------------------------------------------------------------------------------------------------------------------
Pages Jaunes*                                                                             1,000,000              24,177,819
---------------------------------------------------------------------------------------------------------------------------
ProSiebenSat.1 Media AG                                                                     402,637               7,362,518
---------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                              218,276               7,080,932
---------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                             750,000              12,194,113
---------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                               400,000               4,392,850
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  181,235,580
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp.                                                                       1,333,000          $    7,042,754
---------------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                               850,000              12,234,623
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   19,277,377
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                              170,310          $    8,225,973
---------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                                                                             6,000,000               9,429,677
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,655,650
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Nippon Shokubai Co. Ltd.                                                                  1,400,000          $   12,096,327
---------------------------------------------------------------------------------------------------------------------------
Tessenderlo Chemie N.V                                                                      495,300              20,891,318
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   32,987,645
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                211,100          $    5,541,375
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                      990,000              24,914,937
---------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                     400,000               9,852,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   40,308,312
---------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Alfa S.A de C.V                                                                           1,850,000          $    9,459,944
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.1%
---------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                                             6,400,000          $   12,803,445
---------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                     400,000              10,662,621
---------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                         1,478,700              16,884,435
---------------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.^                                                                275,000              14,113,000
---------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                 3,035,000              22,118,365
---------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                               1,550,000              11,004,785
---------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                      315,600               1,378,821
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   88,965,472
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                       633,508          $   19,111,226
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                7,374,150          $   23,107,951
---------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                  90,000              10,937,485
---------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                           260,000              14,217,465
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   48,262,901
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Axalto Holding N.V.*                                                                        456,000          $   11,828,033
---------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                                      18,000                 152,547
---------------------------------------------------------------------------------------------------------------------------
Cookson Group PLC*                                                                        7,796,300               5,304,551
---------------------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.                                                                      85,000              10,520,068
---------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                           191,900               8,514,366
---------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.                                                                   512,000               8,747,964
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   45,067,529
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.2%
---------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.*                                                            246,078          $   10,508,268
---------------------------------------------------------------------------------------------------------------------------
EnCana Corp.*                                                                               592,968              33,794,952
---------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.*                                                                      903,880              24,364,053
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   68,667,273
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                                311,300          $   11,449,419
---------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                         3,008,521              11,935,898
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   23,385,317
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.4%
---------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.*                                                             7,644,000          $    5,998,765
---------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.^                                                      1,075,000              23,714,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   29,713,265
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                1,450,000          $    9,979,586
---------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                               346,500              15,235,605
---------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                   940,200               7,829,639
---------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj                                                                              734,500              11,212,298
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   44,257,128
---------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.4%
---------------------------------------------------------------------------------------------------------------------------
De' Longhi S.p.A                                                                          1,800,000          $    8,265,157
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Lottomatica S.p.A                                                                           272,400          $    9,954,695
---------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                              661,810               7,153,921
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,108,616
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                          1,500,000          $   10,694,634
---------------------------------------------------------------------------------------------------------------------------
Northbridge Financial Corp.                                                                 300,000               7,299,088
---------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                                    819,672               9,832,180
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   27,825,902
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.                                                                             263,000          $    7,587,400
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 6.0%
---------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                                                                             1,100,000          $   18,748,498
---------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                         218,600               9,848,030
---------------------------------------------------------------------------------------------------------------------------
ElringKlinger AG                                                                             80,000               6,501,598
---------------------------------------------------------------------------------------------------------------------------
Interpump Group S.p.A                                                                     2,000,000              11,459,067
---------------------------------------------------------------------------------------------------------------------------
KCI Konecranes Oyj                                                                          255,483              11,250,139
---------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                         4,616,000              20,300,968
---------------------------------------------------------------------------------------------------------------------------
Neopost S.A                                                                                 280,000              21,693,666
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                  520,000              20,927,439
---------------------------------------------------------------------------------------------------------------------------
Singulus Technologies AG*                                                                   614,100              10,730,197
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  131,459,602
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                155,000          $    8,711,000
---------------------------------------------------------------------------------------------------------------------------
Nobel Biocare Holding AG                                                                     40,900               7,382,607
---------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                         41,182               8,516,059
---------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                              115,000              12,847,755
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   37,457,421
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                          157,200          $    5,560,255
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                        1,354,000          $    5,533,252
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Enagas S.A                                                                                  575,412          $    9,508,623
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.0%
---------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp.*                                                                       294,200          $   12,511,743
---------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.*                                                     264,342              18,171,096
---------------------------------------------------------------------------------------------------------------------------
Fugro N.V                                                                                   169,599              14,104,918
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                        479,800              15,886,178
---------------------------------------------------------------------------------------------------------------------------
IHC Caland N.V                                                                              188,100              11,908,482
---------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.*                                                                   165,400              10,407,872
---------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.^*                                                                 750,000              15,405,000
---------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A                                                                              1,065,800              12,776,088
---------------------------------------------------------------------------------------------------------------------------
Technip                                                                                     100,000              18,421,195
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  129,592,572
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                       3,631,557          $   16,792,667
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                              792,900          $   13,069,060
---------------------------------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                                              300,000               9,837,023
---------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                 280,000              20,863,087
---------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                   1,200,000              12,329,847
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   56,099,017
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 3.9%
---------------------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                                   812,800          $    4,720,174
---------------------------------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd.                                                                1,538,940               5,471,853
---------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                        2,585,234              26,855,353
---------------------------------------------------------------------------------------------------------------------------
New Straits Times Press                                                                   3,046,000               3,190,284
---------------------------------------------------------------------------------------------------------------------------
Reuters Group PLC                                                                         1,538,100              11,128,413
---------------------------------------------------------------------------------------------------------------------------
T&F Informa PLC                                                                              26,300                 190,285
---------------------------------------------------------------------------------------------------------------------------
VNU N.V                                                                                     378,103              11,128,810
---------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                            2,603,640              21,956,612
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   84,641,784
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                                                               2,734,000          $    7,245,100
---------------------------------------------------------------------------------------------------------------------------
HUNET, Inc.                                                                               3,727,000               6,201,090
---------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG*                                                                467,600              19,317,603
---------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                           700,000              12,287,035
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   45,050,828
---------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Fujikura Kasei Co. Ltd.                                                                     647,000          $    5,048,835
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------
BorsodChem Rt                                                                               838,550          $    8,549,650
---------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                                                                              400,000               6,609,958
---------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                889,000              10,033,958
---------------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                    143,030               8,923,392
---------------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                                                                2,052,000              12,917,966
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   47,034,924
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.9%
---------------------------------------------------------------------------------------------------------------------------
EDION Corp.                                                                                 600,000          $    6,877,159
---------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                      1,640,500               9,919,400
---------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                 1,919,200              17,819,790
---------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                            2,785,821              16,538,505
---------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                               3,000,000              12,735,814
---------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                    270,820               8,564,389
---------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.                                                                 303,900              11,472,946
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   83,928,003
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                         13,921,000          $   12,626,148
---------------------------------------------------------------------------------------------------------------------------
MobilCom AG                                                                                 666,200              15,069,540
---------------------------------------------------------------------------------------------------------------------------
MobileOne Ltd.                                                                            4,185,000               4,664,809
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   32,360,497
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.5%
---------------------------------------------------------------------------------------------------------------------------
CSR PLC*                                                                                  1,821,023          $   13,611,681
---------------------------------------------------------------------------------------------------------------------------
Maroc Telecom*                                                                              145,750               1,660,288
---------------------------------------------------------------------------------------------------------------------------
Sierra Wireless, Inc.^*                                                                     760,000              13,436,800
---------------------------------------------------------------------------------------------------------------------------
TSX Group, Inc.                                                                               5,700                 254,996
---------------------------------------------------------------------------------------------------------------------------
TSX Group, Inc.##*                                                                          105,555               4,729,920
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   33,693,685
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                                                2,000,000          $    9,969,942
---------------------------------------------------------------------------------------------------------------------------
Biscom S.p.A.*                                                                              150,000               8,610,554
---------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                                     385,700              14,714,455
---------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.*                                                            5,941,500               8,064,174
---------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                         5,592,150               8,151,223
---------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)*                                                                   200,000               5,789,276
---------------------------------------------------------------------------------------------------------------------------
ZTE Corp.*                                                                                  210,600                 681,409
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   55,981,033
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                                 400,000          $   18,258,655
---------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                          1,382,400              15,984,623
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   34,243,278
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.2%
---------------------------------------------------------------------------------------------------------------------------
ACEA S.p.A                                                                                  600,000          $    6,509,725
---------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                796,600              14,695,904
---------------------------------------------------------------------------------------------------------------------------
Hera S.p.A                                                                                4,548,800              13,062,058
---------------------------------------------------------------------------------------------------------------------------
Meta S.p.A                                                                                1,949,085               7,128,094
---------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                    600,000              15,945,170
---------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                                 1,382,000              11,853,123
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   69,194,074
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,690,307,339)                                                               $2,100,639,176
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Porsche AG (Identified cost, $15,924,076)                                                    28,894          $   18,374,781
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.6%
---------------------------------------------------------------------------------------------------------------------------
UBS Finance, Inc., 2.23%, due 1/03/05, at Amortized Cost>                               $33,691,000          $   33,686,826
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                31,982,847          $   31,982,847
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05, total to be received
$14,800,701 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                        $14,798,000          $   14,798,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,786,699,088)                                                          $2,199,481,630
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.2)%                                                                         (25,027,688)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $2,174,453,942
---------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security
## SEC Rule 144A restriction.
 ^ All or a portion of this security is on loan.
 > The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS INTERNATIONAL NEW DISCOVERY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $1,787,550,780
Gross unrealized appreciation                                $  430,534,505
Gross unrealized depreciation                                   (18,603,655)
Net unrealized appreciation                                  $  411,930,850

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts


PURCHASES
1/5/2005-3/4/2005               JPY          18,261,816,200       $174,742,156            $178,083,303               $3,341,147
1/19/2005                       EUR              14,000,000         18,117,960              18,965,329                  847,369
2/14/2005                       SEK                 240,826             34,516                  36,182                    1,666
                                                                  ------------            ------------               ----------
                                                                  $192,894,632            $197,084,814               $4,190,182
                                                                  ============            ============               ==========

SALES
1/5/2005                        JPY          6,929,838,850         $66,569,057             $67,450,686                ($881,629)
1/12/2005                       CAD            109,908,904          91,516,777              91,572,808                  (56,031)
                                                                  ------------            ------------               ----------
                                                                  $158,085,834            $159,023,494                ($937,660)
                                                                  ============            ============                =========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

EUR = Euro
SEK = Swedish Kronor
JPY = Japanese Yen
CAD = Canadian Dollar

MFS INTERNATIONAL NEW DISCOVERY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2004 - CONTINUED

At December 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Country Weightings

-------------------------------------------
Japan                                 16.5%
-------------------------------------------
Great Britain                         12.9%
-------------------------------------------
France                                 7.4%
-------------------------------------------
Germany                                6.7%
-------------------------------------------
Canada                                 6.4%
-------------------------------------------
Italy                                  5.7%
-------------------------------------------
Ireland                                5.2%
-------------------------------------------
United States                          4.7%
-------------------------------------------
Mexico                                 4.2%
-------------------------------------------
Other                                 30.3%
-------------------------------------------

Percentages as based on total net assets as of December 31, 2004.



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V
            ------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: February 24, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: February 24, 2005
      -----------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.